Operating segments - Non-current assets by geography (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Goodwill	£ 6,321	£ 5,985
Other intangible assets, net	33,602	36,330
Property, plant and equipment, net	37,648	8,740
Right-of-use Assets	14,794	5,154
UK
Disclosure of geographical areas [line items]
Goodwill	173	173
Other intangible assets, net	2,688	2,670
Property, plant and equipment, net	30,893	8,086
Right-of-use Assets	10,403	4,975
Austria
Disclosure of geographical areas [line items]
Goodwill	6,148	5,812
Other intangible assets, net	30,914	33,660
Property, plant and equipment, net	6,647	654
Right-of-use Assets	4,391	£ 179
Rest of the World
Disclosure of geographical areas [line items]
Goodwill	0
Other intangible assets, net	0
Property, plant and equipment, net	108
Right-of-use Assets	£ 0